Employee Benefits (Schedule Of Options Outstanding And Options Exercisable Classified By Range Of Exercise Prices) (Details)											12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2011 ASM International N.V. [Member]	Dec. 31, 2010 ASM International N.V. [Member]	Dec. 31, 2011 Eurodollar [Member] EUR (€)	Dec. 31, 2010 Eurodollar [Member] EUR (€)	Dec. 31, 2009 Eurodollar [Member] EUR (€)	Dec. 31, 2008 Eurodollar [Member] EUR (€)	Dec. 31, 2011 1.00-10.00 [Member] USD ($)	Dec. 31, 2011 1.00-10.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2011 10.00-15.00 [Member] USD ($)	Dec. 31, 2011 10.00-15.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2011 15.00-20.00 [Member] USD ($)	Dec. 31, 2011 15.00-20.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2011 20.00-30.00 [Member] USD ($)	Dec. 31, 2011 20.00-30.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2011 30.00-40.00 [Member] USD ($)	Dec. 31, 2011 1.00-30.00 [Member] Eurodollar [Member] EUR (€)	Dec. 31, 2011 1.00-40.00 [Member] USD ($)
Defined Benefit Plan Disclosure [Line Items]
Range of exercise prices, Lower range											$ 1.00	€ 1.00	$ 10.00	€ 10.00	$ 15.00	€ 15.00	$ 20.00	€ 20.00	$ 30.00	€ 1.00	$ 1.00
Range of exercise prices, Upper range											$ 10.00	€ 10.00	$ 15.00	€ 15.00	$ 20.00	€ 20.00	$ 30.00	€ 30.00	$ 40.00	€ 30.00	$ 40.00
Options outstanding	515,110	686,060	822,900	602,940	482,983,000	385,983,000	1,319,957	759,463	927,258	857,790	51,000	13,800	91,510	143,020	43,800	461,523	286,800	701,614	42,000	1,319,957	515,110
Options outstanding, Weighted average remaining contractual life (in years)	3										7.14	1.91	4.18	3.89	5.61	4.16	4.87	6.89	5.01	5.56	5.05
Options outstanding, Weighted average exercise price	$ 20.83	$ 20.40	$ 19.00	$ 18.47			€ 19.08	€ 15.74	€ 14.89	€ 14.61	$ 7.52	€ 7.92	$ 12.10	€ 12.49	$ 18.42	€ 16.15	$ 24.28	€ 22.56	$ 35.01	€ 19.08	$ 20.83
Options exercisable, Number exercisable											3,000	4,000	45,590	126,160	16,600	178,443	102,800			308,603	167,990
Options exercisable, Weighted average exercise price											$ 7.06	€ 7.79	$ 12.12	€ 12.71	$ 17.61	€ 17.58	$ 24.81			€ 15.46	$ 20.34